Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents.
Restricted Cash and Cash Equivalents	$ 85,286	$ 92,331
Average rate of return on cash and cash equilents	3.20%	3.00%